Stock Option Plans (Details) - Schedule of activity of stock option plan - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity of stock option plan [Abstract]
Stock Number of Options, Beginning	5,931,024	5,581,779	5,785,513
Weighted- Average Exercise Price, Beginning	$ 2.61	$ 2.34
Weighted Average Remaining Contractual Term (Years), Beginning	8 years 1 month 6 days	8 years 1 month 6 days	7 years 11 months 19 days
Aggregate Intrinsic Value, Beginning	$ 70,192	$ 6,642
Stock Number of Options, Options granted	4,231	3,336,116	2,336,057
Weighted- Average Exercise Price, Options granted	$ 14.45	$ 3.13	$ 2.95
Aggregate Intrinsic Value, Options granted
Stock Number of Options, Options exercised	(1,089,553)
Weighted- Average Exercise Price, Options exercised	$ 2.21	$ 1.91	$ 1.69
Aggregate Intrinsic Value, Options exercised
Stock Number of Options, Options cancelled or expired and returned to plan	(1,808,157)	(2,860,342)	(1,729,479)
Weighted- Average Exercise Price, Options cancelled or expired and returned to plan	$ 2.17	$ 2.73	$ 2.35
Aggregate Intrinsic Value, Options cancelled or expired and returned to plan
Stock Number of Options, Ending	3,037,545	5,931,024	5,581,779
Weighted- Average Exercise Price, Ending	$ 3.00	$ 2.61	$ 2.34
Weighted Average Remaining Contractual Term (Years), Ending	8 years 9 months
Aggregate Intrinsic Value, Ending	$ 45,560	$ 70,192	$ 6,642
Stock Number of Options, Vested and exercisable to vest as of March 31, 2021	423,342	4,512,737	4,763,448
Weighted- Average Exercise Price, Vested and exercisable to vest as of March 31, 2021	$ 2.96	$ 2.45	$ 2.29
Weighted Average Remaining Contractual Term (Years), Vested and exercisable to vest as of March 31, 2021	8 years 6 months	7 years 6 months 18 days	7 years 11 months 26 days
Aggregate Intrinsic Value, Vested and exercisable to vest as of March 31, 2021	$ 6,367	$ 52,705	$ 5,968
Stock Number of Options, Vested and expected as of March 31, 2021	2,034,446	2,194,860	5,581,748
Weighted- Average Exercise Price, Vested and expected as of March 31, 2021	$ 2.99	$ 2.00	$ 2.34
Weighted Average Remaining Contractual Term (Years), Vested and expected as of March 31, 2021	8 years 7 months 13 days	6 years 4 months 17 days	7 years 11 months 15 days
Aggregate Intrinsic Value, Vested and expected as of March 31, 2021	$ 30,533	$ 27,324	$ 6,403